PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

Property and equipment, net is comprised of the following:

	June 30,	December 31,
	2024	2023
	Unaudited	Audited
Cost:

Buildings and land	$83,796	$83,775
Computers, software and electronic equipment	65,508	64,262
Network equipment	39,230	39,473
Office furniture and equipment	4,102	4,108
Vehicles	299	299
Leasehold improvements	2,836	2,784

	195,771	194,701
Accumulated depreciation	124,603	120,386

Depreciated cost	$71,168	$74,315

Depreciation expenses amounted to $5,393 and $6,122 during the six months ended June 30, 2024 and 2023, respectively.

The Company leases part of its buildings as office space to others. The gross income generated from such leases amounted to approximately $2,649 and $2,790 for the six months ended June 30, 2024 and 2023, respectively. These amounts do not include the corresponding offsetting expenses related to this income.